Preferred Stock	12 Months Ended
Dec. 31, 2014
Common Stock and Preferred Stock [Abstract]
PREFERRED STOCK

NOTE 10 – PREFERRED STOCK

Series A Preferred

During the year ended December 31, 2008, 35 preferred shares were issued for $3,500,000. Issuance costs totaled $515,000 resulting in net proceeds of $2,985,000. The 35 shares are convertible to 3,500,000 shares of common stock and bear a 10% cumulative dividend. In addition, there was a warrant issued to purchase 6,000,000 shares of common stock at an exercise price of $2 for a period of seven years.

The holders of the preferred stock are entitled to semi-annual dividends payable on the stated value of the Series A preferred stock at a rate of 10% per annum, which shall be cumulative, and accrue daily from the issuance date. The dividends may be paid in cash or shares of the Company's common stock at management’s discretion. If after the conversion eligibility date, the market price for the common stock for any ten consecutive trading days in which the stock trades for over $2 per share and trading exceeds 100,000 shares per day, the preferred shareholders can be required to convert their shares to common stock. Each share of Series A preferred stock shall also be convertible at the option of the holder into that number of shares of common stock of the Company at the stated value of such share at a $1 conversion price.

The holder could cause this conversion at the time the shares are eligible for resale by the holder. The conversion price is subject to adjustment as hereinafter provided, at any time, or from time to time upon the terms and in the manner hereinafter set forth in the shareholder agreement. There is no conversion expiration date, however, the holder must provide 30 days notice for the registration of the conversion.

On May 12, 2010, the Company’s Board declared and issued 236,598 common shares as payment for all cumulative and current semi-annual dividends. On November 16, 2010, the Company’s Board declared and issued 173,922 common shares for its semi-annual dividend payment. On March 25, 2011, the Company’s Board declared and issued 176,768 common shares for its semi-annual dividend payment. On September 21, 2011, the Company's Board declared and issued 156,306 common shares for its semi-annual dividend payment. The Company has undeclared dividends that were due in February and September 2012 totaling $350,000 and undeclared dividends of $350,000 that were due in February and September 2013 for a total undeclared amount of $700,000 as of December 31, 2013.

As described in greater detail in Note 10, all of the Series A Preferred shares were redeemed in 2014.

Series B Preferred

During the year ended December 31, 2010, 15 preferred shares were issued for $1,500,000. The 15 shares are convertible to 1,000,000 shares of common stock and bear a 10% cumulative dividend. In addition, there was a warrant issued to purchase 3,000,000 shares of common stock at an exercise price of $3 for a period of seven years.

The preferred stock was issued for $1,500,000 less associated issuance costs of $350,000 for net proceeds of $1,150,000. Additionally, 3,000,000 common stock warrants were issued with the preferred stock. Based on the fair values of the preferred stock and common stock warrants on the issue date, $341,100 was allocated to preferred stock and $1,158,900 was allocated to the common stock warrants. Equity issuance costs of $350,000 were allocated to the preferred stock.

During the quarter ended September 30, 2011, 15 preferred shares were issued to an investor for $1,500,000. The 15 shares are convertible to 1,000,000 shares of common stock and bear a 10% cumulative dividend. In addition, there was a warrant issued to purchase 1,000,000 shares of common stock at an exercise price of $3 for a period of seven years. Based on the fair values of the preferred stock and common stock warrants on the issue date, $855,460 was allocated to preferred stock and $644,540 was allocated to the common stock warrants. See Note 12.

The holders of the preferred stock are entitled to semi-annual dividends payable on the stated value of the Series B preferred stock at a rate of 10% per annum, which shall be cumulative, and accrue daily from the issuance date. The dividends may be paid in cash or shares of the Company's common stock at management’s discretion. If after the conversion eligibility date, the market price for the common stock for any ten consecutive trading days in which the stock trades for over $2 per share and trading exceeds 100,000 shares per day, the preferred shareholders can be required to convert their shares to common stock. Each share of Series B preferred stock shall also be convertible at the option of the holder into that number of shares of common stock of the Company at the stated value of such share at a $1.50 conversion price.

The holder could cause this conversion at the time the shares are eligible for resale by the holder. The conversion price is subject to adjustment as hereinafter provided, at any time, or from time to time upon the terms and in the manner hereinafter set forth in the shareholder agreement.

On March 25, 2011, the Company’s Board declared and issued 75,758 common shares for its semi-annual dividend payment. On September 21, 2011, the Company's Board declared and issued 66,988 common shares for its semi-annual dividend payment. The Company has undeclared dividends that were due in February and September 2012 totaling $150,000 and undeclared dividends of $150,000 that were due in February and September 2013 for a total undeclared amount of $300,000 as of December 31, 2013.

As described in greater detail in Note 9, all of the Series B Preferred shares were redeemed in 2014.